Revision and Reclassifications of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Revision and Reclassifications of Prior Period Financial Statements	Revision and Reclassifications of Prior Period Financial Statements
In 2022, the Company identified errors related to the classification of certain balances and amounts in line items of Consolidated Balance Sheets, Income Statements, and Statements of Cash Flows of its previously issued Consolidated Financial Statements. These errors consist of balances and amounts related to deferred sales inducement assets, liabilities for certain life-contingent annuities, sub-advisor fee expenses, and other operating expenses and do not impact previously reported net income, total equity, or net cash flows.

Management evaluated these errors and the impact to previously issued financial statements based upon SEC Staff Accounting Bulletin No. 99, Materiality, which has since been codified in Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections. Based on this evaluation, management has concluded that the adjustments and impact of these errors are not material to any previously issued quarterly or annual financial statements. However, to improve the consistency and comparability of the financial statements, management has revised previously reported financial statement line items and related disclosures in this report.

In addition, certain other immaterial amounts in prior period financial statements have been reclassified to conform to the current period presentation.

The following tables present Consolidated Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020 the reclassification also impacted the Consolidated Statements of Cash Flows in the amount of $61 million and $65 million, respectively, which increased financing cash flows offset by a decrease in operating cash flows. In addition, there were revisions reflected in our disclosures throughout these Consolidated Financial Statements.

Consolidated Balance Sheets (in millions)	As Previously Reported	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21

Assets
Other assets	$577	$75	$652
Total assets	372,045	75	372,120

Liabilities
Reserves for future policy benefits and claims payable	17,617	1,037	18,654
Other contract holder funds	59,456	(962)	58,494
Total liabilities	360,009	75	360,084
Total liabilities and equity	$372,045	$75	$372,120

Consolidated Income Statements (in millions)	As Previously Reported	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$7,594	$400	$7,994
Premium	107	15	122
Net investment income	3,086	54	3,140
Total revenues	8,400	469	8,869

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	892	57	949
Interest credited on other contract holder funds, net of deferrals and amortization	861	(34)	827
Operating costs and other expenses, net of deferrals	2,242	447	2,689
Amortization of deferred acquisition costs	520	(1)	519
Total benefits and expenses	4,537	469	5,006
Net income (loss)	$3,247	$—	$3,247

Consolidated Income Statements (in millions)	As Previously Reported	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$6,504	$336	$6,840
Premium	130	27	157
Net investment income	2,781	55	2,836
Total revenues	3,025	418	3,443

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,235	78	1,313
Interest credited on other contract holder funds, net of deferrals and amortization	1,202	91	1,293
Operating costs and other expenses, net of deferrals	807	393	1,200
Amortization of deferred acquisition costs	(390)	(144)	(534)
Total benefits and expenses	5,418	418	5,836
Net income (loss)	$(1,552)	$—	$(1,552)